SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended
	Oct. 25, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Nov. 15, 2012 Subordinated debt	Aug. 29, 2012 Series T preferred stock	Nov. 30, 2008 Series T preferred stock	Dec. 31, 2012 Series T preferred stock	Jul. 27, 2012 Issuance of equity	Dec. 31, 2012 First Community Bank	Dec. 31, 2011 First Community Bank
Dividend Restrictions
Amount of non-agency MBSs in the investment portfolio rated below investment grade											$ 1,300,000
Shares issued			5,227,300	5,296,288	3,307,531					1,875,000
Public offering price (in dollars per share)										$ 8.00
Gross proceeds from public offering of common stock										15,000,000
Original target for gross proceeds from public offering of common stock										12,500,000
Net proceeds from issuance of common stock		13,792,000	13,792,000							13,800,000
Value of stock repurchased							3,780,000
Number of shares repurchased							3,780
Number of shares sold under stock repurchase program								11,350
Number of shares repurchased by third party investors							7,570
Auction price (in dollars per share)							$ 982.83
Non-recurring expenses related to share repurchases									119,000
Charge for remaining discount accretion		53,000	52,000						159,000
Number of shares to be repurchased as per bid approval by the U.S. Treasury	195,915
Repurchase price	297,500
Tier 1 Capital
Actual Amount			63,381,000		56,207,000						61,588,000	55,377,000
Actual Ratio (as a percent)			17.33%		15.33%						16.87%	15.12%
Required to be Categorized Adequately Capitalized Amount			14,628,000		14,668,000						14,605,000	14,647,000
Required to be Categorized Adequately Capitalized Ratio (as a percent)			4.00%		4.00%						4.00%	4.00%
Required to be Categorized Well Capitalized Amount											21,907,000	21,971,000
Required to be Categorized Well Capitalized Ratio (as a percent)											6.00%	6.00%
Total Risked Based Capital
Actual Amount			67,963,000		63,256,000						66,158,000	59,971,000
Actual Ratio (as a percent)			18.58%		17.25%						18.12%	16.38%
Required to be Categorized Adequately Capitalized Amount			29,258,000		29,335,000						29,209,000	29,294,000
Required to be Categorized Adequately Capitalized Ratio (as a percent)			8.00%		8.00%						8.00%	8.00%
Required to be Categorized Well Capitalized Amount											36,512,000	36,616,000
Required to be Categorized Well Capitalized Ratio (as a percent)											10.00%	10.00%
Tier 1 Leverage
Actual Amount			63,381,000		56,207,000						61,588,000	55,377,000
Actual Ratio (as a percent)			10.63%		9.40%						10.34%	9.27%
Required to be Categorized Adequately Capitalized Amount			23,846,000		23,909,000						23,824,000	23,898,000
Required to be Categorized Adequately Capitalized Ratio (as a percent)			4.00%		4.00%						4.00%	4.00%
Required to be Categorized Well Capitalized Amount											29,779,000	29,873,000
Required to be Categorized Well Capitalized Ratio (as a percent)											5.00%	5.00%
Redemption of outstanding debt						$ 2,500,000